Restricted cash (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 27	$ 31
Cash held in escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	23	23
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 4	$ 8